Note 19 - Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Balance	$ 42,063	$ 35,091
Recognition of previously deferred revenue	(37,843)	(30,580)
Deferral of revenue	46,386	37,408
Increases from business combinations, net	39	551
Effect of movements in foreign exchange	646	(407)
Balance	51,291	42,063
Current	49,878	41,143
Long-term	1,413
Balance		812
Transfers to trade receivables from contract assets	(563)	(490)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	783	791
Effect of movements in foreign exchange	26	(6)
Balance	$ 1,353	$ 1,107